Intangible assets - Components and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Beginning balance	$ 102.0	$ 92.9
Ending balance	109.8	102.0
Cost
Intangible assets
Beginning balance	282.0	252.9
Additions	21.2	29.9
Disposals	1.1
Effect of movements in exchange rates	(0.1)	(0.8)
Ending balance	302.0	282.0
Amortization and impairment losses
Intangible assets
Beginning balance	180.0	160.0
Amortization	13.5	11.2
Impairment	(1.1)	9.1
Effect of movements in exchange rates	(0.2)	(0.3)
Ending balance	192.2	180.0
Goodwill
Intangible assets
Beginning balance		9.6
Goodwill | Cost
Intangible assets
Beginning balance	9.1	9.6
Effect of movements in exchange rates		(0.5)
Ending balance	9.1	9.1
Goodwill | Amortization and impairment losses
Intangible assets
Beginning balance	9.1
Amortization		9.1
Impairment		9.1
Ending balance	9.1	9.1
Software (mostly development costs)
Intangible assets
Beginning balance	101.7	82.9
Ending balance	109.6	101.7
Software (mostly development costs) | Cost
Intangible assets
Beginning balance	268.4	238.8
Additions	21.2	29.9
Effect of movements in exchange rates	(0.1)	(0.3)
Ending balance	289.5	268.4
Software (mostly development costs) | Amortization and impairment losses
Intangible assets
Beginning balance	166.7	155.9
Amortization	13.4	11.1
Effect of movements in exchange rates	(0.2)	(0.3)
Ending balance	179.9	166.7
Other intangible assets
Intangible assets
Beginning balance	0.3	0.4
Ending balance	0.2	0.3
Other intangible assets | Cost
Intangible assets
Beginning balance	4.5	4.5
Disposals	(1.1)
Ending balance	3.4	4.5
Other intangible assets | Amortization and impairment losses
Intangible assets
Beginning balance	4.2	4.1
Amortization	0.1	0.1
Disposals	(1.1)
Ending balance	$ 3.2	$ 4.2